Operations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint operations [abstract]
Schedule of Equity Interest in Subsidiaries of the Company

					% Equity interest
					December 31,
Company	Type of investment	Main activity	State	Country	2023	2022

Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Direct	Equity holding in other companies	George Town	Cayman Islands	24.8%	—
Azul IP Cayman Ltd. (Azul Cayman)	Indirect	Intellectual property owner	George Town	Cayman Islands	100.0%	—
IntelAzul S.A. (IntelAzul)	Direct	Frequent-flyer program	São Paulo	Brazil	100.0%	100.0%
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Indirect	Equity holding in other companies	George Town	Cayman Islands	25.0%	—
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Direct	Airline operations	São Paulo	Brazil	100.0%	100.0%
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Indirect	Equity holding in other companies	George Town	Cayman Islands	25.0%	—
Azul Conecta Ltda. (Conecta)	Indirect	Airline operations	São Paulo	Brazil	100.0%	100.0%
ATS Viagens e Turismo Ltda. (Azul Viagens)	Indirect	Travel packages	São Paulo	Brazil	99.9%	99.9%
ATSVP Viagens Portugal, Unipessoal LDA (Azul Viagens Portugal)	Indirect	Travel packages	Lisbon	Portugal	100.0%	—
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Indirect	Equity holding in other companies	George Town	Cayman Islands	25.0%	—
Cruzeiro Participações S.A. (Cruzeiro)	Indirect	Equity holding in other companies	São Paulo	Brazil	99.9%	99.9%
Azul Investments LLP (Azul Investments)	Indirect	Funding	Delaware	USA	100.0%	100.0%
Azul SOL LLC (Azul SOL)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Azul Finance LLC (Azul Finance)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Azul Finance 2 LLC (Azul Finance 2)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Blue Sabiá LLC (Blue Sabiá)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Canela Investments LLC (Canela)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Canela Turbo Three LLC (Canela Turbo)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Azul Saira LLC (Azul Saira)	Indirect	Aircraft financing	Delaware	USA	100.0%	100.0%
Azul Secured Finance LLP (Azul Secured)	Indirect	Funding	Delaware	USA	100.0%	—

Azul Viagens Portugal was incorporated in March 2023, Azul Secured May 2023 and Azul IP Cayman Holdco and Azul IP Cayman in June 2023.